Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

9. Commitments and contingencies

a)	Contingencies

The Company has had three judgments against it relating to overdue promissory notes and accrued interest, and a fourth creditor has demanded repayment of an overdue promissory note and accrued interest. To date, the Company has not repaid any of these promissory notes and related accrued interest and could be subject to further action. The legal liability, totaling $1,291,000, of these promissory notes and related accrued interest have been fully recognized and recorded by the Company. The Company has accrued interest of $303,000 related to one of these promissory notes.

On December 22, 2020, a default judgment was entered against the Company in regard to one of the above noted judgments totaling $552,000, consisting of the principal amount of $300,000 and accrued interest of $252,000, as of the date of the Civil Summons.

b)	Commitments

i.	Management contract

Until August 4, 2022, the Company had a consulting arrangement with Mr. Sidney Chan, Chief Executive Officer and Chairman of the Board of Directors of the Company. Under the terms of the contract, Mr. Chan will be paid $240,000 per annum for services as CEO. The contract can be terminated at any time with thirty days’ notice and the payment of two years’ annual salary. Should the contract be terminated, all debts owed to Mr. Chan and his spouse must be immediately repaid. The initial term of the contract is for one year and automatically renews for continuous one-year terms. Also, under the terms of the contract are the following:

1)	Incentive revenue bonus

Mr. Chan will be entitled to a 1% net sales commission from the sales of any of the Company’s products at any time during his life, regardless if Mr. Chan is still under contract with the Company.

2)	Sale of business

If more than 50% of the Company’s stock or assets are sold, Mr. Chan will be compensated for entering into non-compete agreements based on the selling price of the Company or its assets as follows:

i.	2% of sales price up to $24,999,999 plus
ii.	3% of sales price between $25,000,000 and $49,999,999 plus
iii.	4% of sales price between $50,000,000 and $199,999,999 plus
iv.	5% of sales price in excess of $200,000,000.

On August 4, 2022, ALR Singapore entered into an Employment Agreement with the Chairman and Chief Executive Officer with an effective date of July 1, 2022. The terms of the Employment Agreement were materially the same as the Services Agreement between the Company and the Chief Executive Officer, except as follows:

·	The incentive compensation, whereby Mr. Chan will earn a 1% commission from the sale of Company products has been amended to be in perpetuity and assignable. Previously, the commission was based on the lifetime of Mr. Chan; and
·	Mr. Chan has relinquished his right to the compensation on the sale of the business or assets of the Company or its affiliates.

b)        Commitments (continued)

i.        Management contract (continued)

2)        Sale of business (continued)

In connection with entering into the Employment Agreement with ALR Singapore:

i.	Mr. Chan has been issued a bonus of $150,000 as consideration for the advancements to the GluCurve business unit;
ii.	The Services Agreement between the Company and Mr. Chan has terminated; and
iii.	Mr. Chan will continue to act as Chief Executive Officer, Chief Financial Officer, Chief Accounting Officer and Treasurer of the Company.

This Employment Agreement is executed and the Services Agreement is being terminated in connection with the Redomicile Agreement.

ii.	Manufacturing and Supply Agreement

On December 16, 2022, ALR Singapore entered into a Manufacturing and Supply Agreement (the “Supply Agreement”) with Infinovo Medical Co., Ltd. (“Infinovo”). Pursuant to the Supply Agreement, Infinovo will manufacture and supply certain continuous glucose monitoring components necessary to the Company’s diabetes management platform for animal health, known as “GluCurve”. The term of the Supply Agreement continues for three years from December 16, 2022, unless earlier terminated in accordance with the terms of the Supply Agreement. The Supply Agreement will automatically renew for additional one-year terms unless ALR Singapore or Infinovo provides written notice of its intent to terminate the Supply Agreement. The Supply Agreement provides for customary reasons to terminate the Supply Agreement for cause with immediate effect.